ANNUAL REPORT

                                                                 August 20, 1997

Dear Shareholder,

     We are pleased to present you with the annual report for PaineWebber RMA Money Market Portfolio, PaineWebber RMA U.S. Government Portfolio and PaineWebber RMA Tax-Free Fund, Inc. for the fiscal year ended June 30, 1997.


GENERAL MARKET OVERVIEW
-------------------------------------------------------------------------------

      Early in the period, uncertainty over the direction of interest rates unsettled what was already a jittery bond market. By mid-summer 1996, a moderating economy helped bolster the market for a short period of time, a situation that was, however, only fleeting as renewed fears of an overheating economy quickly re-emerged. This pattern would repeat itself throughout the fall and into the new year.


      The Federal Reserve's (the "Fed") decision to raise short-term interest rates to 5.5% in March resulted in virtually every bond sector posting a negative total return at the end of the first quarter of 1997. The high yield sector was the exception, as gains in January and February more than offset the softness following the Fed move. Then, on April 28, 1997, the report of the Employment Cost Index (ECI)--considered to be the most comprehensive wage-inflation indicator, and critical to Fed policy--indicated a very positive inflation picture. This information, plus positive news on an agreed upon framework by President Clinton and the Republicans to balance the budget by 2002, and an atypical paydown in federal debt, turned market sentiment extremely bullish. Bonds rallied strongly, sending the yield on the long bond from 7.1% on March 31, 1997 to 6.8% on June 30, 1997. Furthermore, all fixed income market sectors contributed positively to overall performance; however, the high yield sector again outperformed others as investors" willingness to accept higher credit risk produced higher returns.


PORTFOLIO REVIEW

      Throughout the period, the portfolios maintained slightly higher average weighted maturities than their peers, in response to economic data indicating low inflation with slight economic growth.

-------------------------------------------------------------------------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

      PaineWebber RMA Money Market Portfolio's net assets totalled $8.7 billion as of June 30, 1997. The Portfolio's current yield for the seven-day period ended June 30, 1997 was 5.03%. The Portfolio's weighted average maturity was 67 days as of June 30, 1997.

ANNUAL REPORT

-------------------------------------------------------------------------------

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

      PaineWebber RMA U.S. Government Portfolio's net assets totalled $1.1 billion as of June 30, 1997. The Portfolio's current yield for the seven-day period ended June 30, 1997 was 4.93%. As of June 30, 1997, the Portfolio's weighted average maturity was 70 days.

-------------------------------------------------------------------------------

PAINEWEBBER RMA TAX-FREE FUND

     PaineWebber RMA Tax-Free Fund's net assets totalled $2.1 billion as of June 30, 1997. The Fund's current yield for the seven-day period ended June 30, 1997 was 3.42%. The Fund maintained a weighted average maturity of 45 days as of June 30, 1997. In addition, the Fund did not invest in any securities subject to the federal alternative minimum tax for individual taxpayers.


OUTLOOK
-------------------------------------------------------------------------------
       As we enter the second half of 1997, the emerging view on the economy has been for a slowdown in growth rates. While bond market participants have, over the period, acquired a greater confidence in the Fed's management of monetary policy, more critically abetting the market's run-up has been a widening perception that the Greenspan Fed is likely to be pragmatic--and not driven strictly by classical resource utilization-based economic thought that currently argues for aggressive monetary tightening. This, in fact, appears to be the case, as evidenced by the Federal Reserve's decision not to move on interest rates at the Federal Open Market Committee meeting on August 19, 1997. Although we plan to maintain the Portfolios' and the Fund's current posture, every new economic number released will be closely scrutinized. Inflation is always a concern and, as such, will be carefully monitored. Investment decisions for the Fund and the Portfolios will continue to be dominated by credit, quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing our emphasis on security, quality and liquidity.

                                                                  ANNUAL REPORT


     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/S/ MARGO ALEXANDER                    /S/ DENNIS L. McCAULEY
MARGO ALEXANDER                        DENNIS L. McCAULEY
President,                             Managing Director and Chief
Mitchell Hutchins Asset                Investment Officer--Fixed Income,
Management Inc.                        Mitchell Hutchins Asset
                                       Management Inc.





This letter is intended to assist shareholders in understanding how the Portfolios and the Fund performed during the fiscal year ended June 30, 1997 and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS                                            JUNE 30, 1997

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--9.27%
  $    30,000    United States Treasury
                   Bills ......................         03/05/98              5.200%@         $     28,929,666
       30,000    Federal Farm Credit Bank .....         07/01/97               5.550                30,000,000
      317,550    Federal Home Loan Bank .......   07/01/97 to 05/22/98     5.470 to 6.125          317,544,530
       50,000    Federal Home Loan Mortgage ...         07/01/97               6.000                50,000,000
       60,000    Federal National Mortgage
                   Association ................         07/01/97               5.270*               59,977,415
      209,900    Student Loan Marketing
                   Association ................   09/12/97 to 04/07/98     5.630 to 6.000          209,901,761
      107,300    Student Loan Marketing
                   Association ................         07/01/97          5.240 to 5.270*          107,293,719
                                                                                              ----------------
Total U.S. Government and Agency Obligations
  (cost--$803,647,091).........................                                                    803,647,091
                                                                                              ----------------

BANK NOTES--5.42%
DOMESTIC--5.19%
      109,700    Bank of America National Trust
                   & Savings Association.......   07/24/97 to 05/05/98     5.520 to 6.150          109,691,696
       20,100    Bankers Trust Company ........         07/01/97               5.680*               20,101,730
       50,000    Bank of America Illinois......         12/29/97               5.660                49,990,497
       30,000    Bank One, Columbus, N.A.......         07/01/97               5.690*               29,979,364
       30,000    Comerica Bank N.A. Detroit....         07/11/97               6.150                30,000,000
       30,000    FCC National Bank.............         07/18/97               6.000                29,999,773
       20,000    Fifth Third Bank..............         08/05/97               5.720                20,000,192
       75,000    Greenwood Trust Company.......   07/23/97 to 07/28/97     5.560 to 5.620           75,000,000
       30,000    Key Bank N.A..................         11/04/97               5.600                30,000,695
       25,000    Old Kent Bank & Trust
                   Company.....................         11/05/97               5.600                24,994,955
       30,000    Wachovia Bank of North
                   Carolina....................         07/08/97               5.530                30,000,000
                                                                                              ----------------
                                                                                                   449,758,902
                                                                                              ----------------
YANKEE--0.23%
       20,000    National Bank of Canada.......         06/22/98               6.010                20,001,864
                                                                                              ----------------
Total Bank Notes (cost--$469,760,766)..........                                                    469,760,766
                                                                                              ----------------

BANKERS ACCEPTANCES--0.16%
YANKEE--0.16%
       14,000    ABN AMRO Bank N.V.
                   (cost--$13,956,911).........         07/21/97               5.540                13,956,911
                                                                                              ----------------

CERTIFICATES OF DEPOSIT--21.38%
DOMESTIC--6.69%
      240,000    American Express Centurion
                   Bank .......................   07/02/97 to 07/23/97     5.550 to 5.570          239,999,999
      210,900    Bankers Trust Company ........   12/10/97 to 06/02/98     5.500 to 6.280          210,843,645
      110,000    Bankers Trust Company ........         07/01/97          5.370 to 5.700*          109,979,556
       20,000    Comerica Bank N.A. Detroit ...         03/27/98               6.000                19,984,901
                                                                                              ----------------
                                                                                                   580,808,101
                                                                                              ----------------
YANKEE--14.69%
      125,400    ABN AMRO Bank N.V.............   12/04/97 to 05/01/98     5.500 to 6.140          125,367,820
       63,750    Canadian Imperial Bank of
                   Commerce ...................   07/21/97 to 02/27/98     5.580 to 5.760           63,726,336
       25,000    Commerzbank AG ...............         07/14/97               5.550                25,000,082
       98,400    Creditanstalt-Bankverein .....   07/28/97 to 06/04/98     5.570 to 6.080           98,406,876
       25,000    Den Danske Bank A/S ..........         09/02/97               5.670                25,000,000
      112,000    Deutsche Bank AG .............   07/11/97 to 07/21/97     5.500 to 6.110          111,996,013
       35,000    National Westminster Bank
                   PLC ........................         06/26/98               5.940                34,980,204
       22,000    Rabobank Nederland ...........         03/20/98               5.980                21,996,981
       64,800    Royal Bank of Canada .........   03/03/98 to 03/10/98     5.650 to 5.875           64,744,349
      330,000    Skandinaviska Enskilda
                   Banken .....................   07/07/97 to 07/25/97     5.580 to 5.590          330,001,871

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

CERTIFICATES OF DEPOSIT--(CONCLUDED)
YANKEE--(CONCLUDED)

  $   372,650    Societe Generale .............   07/11/97 to 06/16/98    5.470 to 6.350%     $    372,619,204
                                                                                              ----------------
                                                                                                 1,273,839,736
                                                                                              ----------------
Total Certificates of Deposit
  (cost--$1,854,647,837).......................                                                  1,854,647,837
                                                                                              ----------------

COMMERCIAL PAPER@--54.33%
AGRICULTURE--0.86%
       75,000    Cargill Incorporated .........   07/10/97 to 07/25/97         5.500                74,782,292
                                                                                              ----------------
ASSET-BACKED--7.08%
      139,725    Asset Securitization
                   Cooperative Corporation ....   07/01/97 to 08/05/97     5.550 to 5.650          139,442,635
       50,000    Delaware Funding
                   Corporation ................         07/15/97               5.560                49,891,889
       25,000    Eiger Capital Corporation ....         07/25/97               5.580                24,907,000
       81,519    Enterprise Funding
                   Corporation ................   07/03/97 to 07/22/97     5.550 to 5.590           81,410,015
      126,565    Falcon Asset Securitization
                   Corporation ................   07/14/97 to 07/25/97     5.550 to 5.570          126,226,897
      100,000    New Center Asset Trust .......   07/10/97 to 07/22/97     5.520 to 5.550           99,824,850
       92,315    Triple-A One Funding
                   Corporation ................   07/16/97 to 07/18/97     5.550 to 5.570           92,097,358
                                                                                              ----------------
                                                                                                   613,800,644
                                                                                              ----------------
AUTO & TRUCK--5.05%
       15,000    Daimler-Benz North America
                   Corporation ................         08/18/97               5.670                14,886,600
      200,000    Ford Motor Credit Company ....   07/07/97 to 07/21/97     5.540 to 5.550          199,599,333
      100,000    General Motors Acceptance
                   Corporation ................         07/01/97               6.250               100,000,000
       90,000    Hertz Corporation ............   07/09/97 to 07/14/97         5.530                89,847,925
       33,500    PACCAR Financial
                   Corporation ................   07/01/97 to 07/16/97     5.500 to 5.600           33,467,945
                                                                                              ----------------
                                                                                                   437,801,803
                                                                                              ----------------
BANKING--9.16%
       40,000    Abbey National North
                   America ....................   08/12/97 to 10/14/97     5.620 to 5.740           39,534,033
      145,000    BBL North America
                   Incorporated ...............   07/02/97 to 07/28/97     5.520 to 5.650          144,775,940
       53,600    BCI Funding Corporation ......   07/07/97 to 08/22/97     5.550 to 5.610           53,475,438
       45,000    BEX America Finance
                   Incorporated ...............         07/09/97           5.560 to 5.570           44,944,344
       75,000    BHF Finance (DE)
                   Incorporated ...............   07/02/97 to 07/11/97     5.530 to 5.540           74,933,170
       20,000    Cariplo Finance
                   Incorporated ...............         07/02/97               5.550                19,996,917
      150,000    Cregem North America
                   Incorporated ...............   07/11/97 to 09/04/97     5.600 to 5.620          149,024,243
       45,000    Den Danske Corporation .......         07/23/97               5.560                44,847,100
       37,000    Nordbanken North America
                   Incorporated ...............   07/01/97 to 07/07/97     5.440 to 5.640           36,982,773
      112,000    Unifunding Incorporated ......   07/03/97 to 12/15/97     5.400 to 5.600          111,375,974
       74,500    Vereinsbank Finance (Delaware)
                   Incorporated ...............   07/09/97 to 09/02/97     5.400 to 5.600           74,202,150
                                                                                              ----------------
                                                                                                   794,092,082
                                                                                              ----------------
BROKER - DEALER--4.70%
       55,000    Bear Stearns Companies
                   Incorporated ...............   07/07/97 to 07/28/97     5.280 to 5.570           54,857,992
       75,000    Goldman Sachs Group L.P. .....   07/02/97 to 07/08/97     5.550 to 5.625           74,964,948
       25,000    Lehman Brothers Holdings
                   Incorporated ...............         10/31/97               5.450                24,538,264
      110,000    Merrill Lynch & Company,
                   Incorporated ...............   07/07/97 to 12/01/97     5.350 to 5.650          109,063,875
      145,000    Morgan Stanley Group
                   Incorporated ...............   07/01/97 to 08/04/97     5.550 to 6.150          144,675,430
                                                                                              ----------------
                                                                                                   408,100,509
                                                                                              ----------------
BUILDING MATERIALS--0.13%
       11,000    Sherwin Williams Company .....         07/28/97               5.550                10,954,213
                                                                                              ----------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

COMMERCIAL PAPER@--(CONTINUED)

BUSINESS PRODUCTS & SERVICES--1.73%
  $    50,000    Block Financial
                   Corporation ................         07/23/97               5.600%         $     49,828,889
       50,000    Xerox Corporation ............         07/29/97               5.520                49,785,333
       50,335    Xerox Credit Corporation .....   07/22/97 to 07/23/97     5.520 to 5.560           50,168,453
                                                                                              ----------------
                                                                                                   149,782,675
                                                                                              ----------------
CHEMICALS--0.92%
       70,000    Dupont (E. I.) de Nemours &
                   Company ....................   07/14/97 to 07/15/97         5.520                69,852,800
       10,000    Great Lakes Chemical
                   Corporation ................         07/21/97               5.530                 9,969,278
                                                                                              ----------------
                                                                                                    79,822,078
                                                                                              ----------------
COMPUTERS--0.57%
       50,000    IBM Credit Corporation .......         07/24/97               5.530%               49,823,347
                                                                                              ----------------
CONSUMER PRODUCTS--0.57%
       25,000    Clorox Company ...............         07/23/97               5.530                24,915,514
       25,000    Gillette Company .............         07/03/97               5.530                24,992,319
                                                                                              ----------------
                                                                                                    49,907,833
                                                                                              ----------------
DRUGS, HEALTH CARE--5.86%
      141,000    Abbott Laboratories ..........   07/17/97 to 07/30/97     5.490 to 5.510          140,533,064
       30,000    Bayer Corporation ............   07/08/97 to 09/02/97     5.580 to 5.590           29,836,988
       40,000    Lilly (Eli) & Company ........         07/03/97               5.350                39,988,111
       47,400    Novartis Finance
                   Corporation ................   07/02/97 to 07/07/97     5.520 to 5.530           47,375,060
      151,000    Pfizer Incorporated ..........   07/08/97 to 08/01/97         5.500               150,515,771
      100,000    Warner Lambert Company .......   07/15/97 to 07/17/97     5.500 to 5.510           99,770,611
                                                                                              ----------------
                                                                                                   508,019,605
                                                                                              ----------------
ELECTRONICS--0.98%
       62,000    Siemens Corporation ..........   07/18/97 to 07/24/97         5.500                61,827,972
       22,922    Vermont American
                   Corporation ................         07/14/97               5.500                22,876,475
                                                                                              ----------------
                                                                                                    84,704,447
                                                                                              ----------------
ENERGY--2.28%
       16,982    Exxon Imperial U.S.
                   Incorporated ...............         07/07/97               5.500                16,966,433
      150,000    Koch Industries,
                   Incorporated ...............   07/03/97 to 07/16/97     5.500 to 5.510          149,854,653
       31,000    Mobil Australia Finance
                   Company ....................         07/18/97               5.550                30,918,754
                                                                                              ----------------
                                                                                                   197,739,840
                                                                                              ----------------
FINANCE - CONDUIT--1.17%
       16,653    MetLife Funding
                   Incorporated ...............         07/09/97               5.500                16,632,647
       35,000    SBNSW (Delaware)
                   Incorporated ...............         09/18/97               5.570                34,572,193
       50,000    UBS Finance (Delaware)
                   Incorporated ...............         07/14/97               5.540                49,899,972
                                                                                              ----------------
                                                                                                   101,104,812
                                                                                              ----------------
FINANCE - CONSUMER--0.57%
       50,000    American General Finance
                   Corporation ................         07/25/97               5.520                49,816,000
                                                                                              ----------------
FINANCE - DIVERSIFIED--0.57%
       50,000    Associates Corporation of
                   North America ..............         07/17/97               5.530                49,877,111
                                                                                              ----------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

COMMERCIAL PAPER@--(CONCLUDED)

FINANCE - SUBSIDIARY--2.58%
  $    25,000    Credit Suisse Financial
                   Services Incorporated ......         08/25/97               5.600%         $     24,786,111
       50,000    Dresdner U.S. Finance
                   Incorporated ...............         07/10/97               5.490                49,931,375
      149,329    National Australia Funding
                   (Delaware) Incorporated ....   07/09/97 to 07/25/97     5.510 to 5.520          149,020,298
                                                                                              ----------------
                                                                                                   223,737,784
                                                                                              ----------------
FOOD, BEVERAGE & TOBACCO--2.65%
       39,900    B.A.T. Capital Corporation ...         07/11/97               5.540                39,838,598
      120,000    Campbell Soup Company ........   07/17/97 to 08/21/97     5.260 to 5.520          119,452,532
       40,572    Philip Morris Companies,
                   Incorporated ...............   07/01/97 to 07/02/97     5.520 to 5.550           40,567,772
       30,000    Sara Lee Corporation .........         07/03/97               5.700                29,990,500
                                                                                              ----------------
                                                                                                   229,849,402
                                                                                              ----------------
INSURANCE - PROPERTY/CASUALTY--0.58%
       50,000    AIG Funding Incorporated .....         07/10/97               5.500                49,931,250
                                                                                              ----------------
MANUFACTURING - DIVERSIFIED--0.92%
       80,000    BTR Dunlop Finance
                   Incorporated ...............   07/09/97 to 07/17/97     5.520 to 5.540           79,864,800
                                                                                              ----------------
METALS & MINING--0.17%
       15,000    RTZ America Incorporated .....         08/11/97               5.650                14,903,479
                                                                                              ----------------
MISCELLANEOUS--0.26%
       23,400    Beta Finance Incorporated ....   08/04/97 to 10/10/97     5.450 to 5.680           23,134,991
                                                                                              ----------------
RETAIL - MERCHANDISE--0.58%
       50,000    Sears Roebuck Acceptance
                   Corporation ................         07/10/97               5.540                49,930,750
                                                                                              ----------------
TELECOMMUNICATIONS--4.39%
       45,048    Ameritech Capital Funding
                   Corporation ................         07/24/97               5.520                44,889,131
       95,000    Ameritech Corporation ........   07/22/97 to 07/30/97     5.500 to 5.535           94,638,940
       25,000    AT & T Capital Corporation ...         07/01/97               5.520                25,000,000
       25,000    Bell Atlantic Financial
                   Services Incorporated ......         07/25/97               5.580                24,907,000
       33,000    Bellsouth Capital Funding
                   Corporation ................         07/28/97               5.500                32,863,875
       25,000    PacTel Capital Resources .....         07/10/97               5.500                24,965,625
      134,000    SBC Communications Capital
                   Corporation ................   07/07/97 to 08/27/97     5.490 to 5.550          133,489,634
                                                                                              ----------------
                                                                                                   380,754,205
                                                                                              ----------------
Total Commercial Paper
  (cost--$4,712,235,952).......................                                                  4,712,235,952
                                                                                              ----------------

SHORT-TERM CORPORATE OBLIGATIONS--8.74%
AUTO & TRUCK--0.29%
       25,000    Ford Motor Credit Company ....         02/26/98               6.250                25,062,938
                                                                                              ----------------
BANKING--0.34%
       30,000    Bankers Trust Company ........         07/01/97               5.680*               30,000,000
                                                                                              ----------------
BROKER - DEALER--4.59%
       96,350    Bear Stearns Companies
                   Incorporated ...............   07/03/97 to 06/22/98     5.820 to 6.000           96,350,000
      174,300    Bear Stearns Companies
                   Incorporated ...............   07/01/97 to 07/28/97    5.400 to 5.730*          174,300,000
       25,000    Merrill Lynch & Company,
                   Incorporated ...............         06/10/98               6.080                25,000,000

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
BROKER - DEALER--(CONCLUDED)

  $    77,900    Merrill Lynch & Company,
                   Incorporated ...............         07/01/97          5.400 to 5.680%*    $     77,896,222
       25,000    Morgan Stanley Group
                   Incorporated ...............         08/14/97               5.763*               25,000,000
                                                                                              ----------------
                                                                                                   398,546,222
                                                                                              ----------------
FINANCE - DIVERSIFIED--0.38%
       32,800    CIT Group Holdings
                   Incorporated ...............         07/01/97               5.580*               32,789,682
                                                                                              ----------------
FOOD, BEVERAGE & TOBACCO--0.08%
        7,000    Heinz (H.J.) Company .........         09/15/97               5.500                 6,998,310
                                                                                              ----------------
INSURANCE--0.58%
       50,000    Prudential Funding
                   Corporation ................         01/06/98               5.660                50,000,000
                                                                                              ----------------
MISCELLANEOUS--2.48%
      190,000    Beta Finance Incorporated ....   08/15/97 to 06/10/98     5.550 to 6.120          190,043,579
       25,000    Beta Finance Incorporated ....         07/01/97               5.350*               25,000,000
                                                                                              ----------------
                                                                                                   215,043,579
                                                                                              ----------------
Total Short-Term Corporate Obligations
  (cost--$758,440,731).........................                                                    758,440,731
                                                                                              ----------------

REPURCHASE AGREEMENT--0.27%
       23,386    Repurchase agreement dated
                   06/30/97 with Citicorp
                   Securities Incorporated,
                   collateralized by
                   $23,560,000 U.S. Treasury
                   Notes, 6.375% due 05/15/00;
                   proceeds: $23,389,898
                   (cost-- $23,386,000) .......         07/01/97               6.000                23,386,000
                                                                                              ----------------
Total Investments (cost--$8,636,075,288 which
  approximates cost for federal income tax
  purposes)--99.57%............................                                                  8,636,075,288
Other assets in excess of liabilities--0.43%...                                                     36,979,765
                                                                                              ----------------
Net Assets (applicable to 8,676,871,011 shares
  of common stock outstanding at $1.00 per
  share)--100.00%..............................                                               $  8,673,055,053
                                                                                              ----------------
                                                                                              ----------------

-----------------

* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 1997.

@ Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--67 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS                                            JUNE 30, 1997

PRINCIPAL
 AMOUNT
  (000)                                                                   MATURITY DATES       INTEREST RATES          VALUE
---------                                                              --------------------  ------------------   ---------------
U.S. GOVERNMENT OBLIGATIONS--55.46%
$  25,000   U.S. Treasury Bills .....................................  08/21/97 to 02/05/98   5.160 to 5.315%@    $    24,692,458
  576,000   U.S. Treasury Notes .....................................  07/31/97 to 05/15/98    5.000 to 8.750         576,446,575
                                                                                                                  ---------------
Total U.S. Government Obligations (cost--$601,139,033)...............                                                 601,139,033
                                                                                                                  ---------------

REPURCHASE AGREEMENTS--43.90%
   45,000   Repurchase Agreement dated 06/30/97 with Citicorp
              Securities Incorporated, collateralized by $30,575,000
              U.S. Treasury Bonds, 11.250% due 02/15/15; proceeds:
              $45,007,500............................................        07/01/97                   6.000          45,000,000
   45,000   Repurchase Agreement dated 06/30/97 with Daiwa Securities
              America Incorporated, collateralized by $36,757,000
              U.S. Treasury Bonds, 11.625% due 11/15/02; proceeds:
              $45,007,375............................................        07/01/97                   5.900          45,000,000
   45,000   Repurchase Agreement dated 06/30/97 with Deutsche Morgan
              Financial Incorporated, collateralized by $31,931,000
              U.S. Treasury Bonds, 10.625% due 08/15/15; proceeds:
              $45,007,375............................................        07/01/97                   5.900          45,000,000
   25,797   Repurchase Agreement dated 06/30/97 with Dresdner
              Kleinwort Benson N.A. LLC, collateralized by
              $22,656,000 U.S. Treasury Bonds, 8.125% due 05/15/21;
              proceeds: $25,801,156..................................        07/01/97                   5.800          25,797,000
   45,000   Repurchase Agreement dated 06/30/97 with First Chicago
              Capital Markets Incorporated, collateralized by
              $45,790,000 U.S. Treasury Notes, 5.000% due 02/15/99;
              proceeds: $45,007,438..................................        07/01/97                   5.950          45,000,000
   45,000   Repurchase Agreement dated 06/30/97 with Fuji Securities
              Incorporated, collateralized by $47,046,000 U.S.
              Treasury Notes, 5.500% due 12/31/00; proceeds:
              $45,007,413............................................        07/01/97                   5.930          45,000,000
   45,000   Repurchase Agreement dated 06/30/97 with Nationsbank
              Corporation, collateralized by $37,300,000 U.S.
              Treasury Bonds, 8.750% due 05/15/20; proceeds:
              $45,007,500............................................        07/01/97                   6.000          45,000,000
   45,000   Repurchase Agreement dated 06/30/97 with Nomura
              Securities International, collateralized by $31,495,000
              U.S. Treasury Bonds, 12.000% due 08/15/13; proceeds:
              $45,007,438............................................        07/01/97                   5.950          45,000,000
   45,000   Repurchase Agreement dated 06/30/97 with Salomon Brothers
              Incorporated, collateralized by $45,334,000 U.S.
              Treasury Notes, 6.375% due 05/15/99; proceeds:
              $45,007,500............................................        07/01/97                   6.000          45,000,000
   45,000   Repurchase Agreement dated 06/30/97 with Smith Barney
              Incorporated, collateralized by $45,345,000 U.S.
              Treasury Notes, 5.000% due 01/31/99; proceeds:
              $45,007,375............................................        07/01/97                   5.900          45,000,000
   45,000   Repurchase Agreement dated 06/30/97 with UBS Securities
              LLC, collateralized by $45,111,000 U.S. Treasury Notes,
              6.375% due 09/30/01; proceeds: $45,007,375.............        07/01/97                   5.900          45,000,000
                                                                                                                  ---------------
Total Repurchase Agreements (cost--$475,797,000).....................                                                 475,797,000
                                                                                                                  ---------------
Total Investments (cost--$1,076,936,033 which approximates cost for
  federal income tax purposes)--99.36%...............................                                               1,076,936,033
Other assets in excess of liabilities 0.64%..........................                                                   6,930,397
                                                                                                                  ---------------
Net Assets (applicable to 1,084,285,121 shares of common stock
  outstanding at $1.00 per share)--100.00%...........................                                             $ 1,083,866,430
                                                                                                                  ---------------
                                                                                                                  ---------------

-----------------

@ Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--70 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA MONEY FUND, INC.

STATEMENT OF OPERATIONS

                                                FOR THE YEAR ENDED
                                                  JUNE 30, 1997
                                          ------------------------------
                                          MONEY MARKET   U.S. GOVERNMENT
                                            PORTFOLIO       PORTFOLIO
                                          -------------  ---------------
INVESTMENT INCOME:
Interest................................   $453,430,756   $  62,309,483
                                          -------------  ---------------

EXPENSES:
Investment advisory and
  administration........................    40,972,909        4,931,890
Transfer agency and service fees........     4,585,624          512,139
Federal and state registration..........     1,393,582          310,504
Custody and accounting..................       821,472          115,786
Reports and notices to shareholders.....       465,724          128,445
Legal and audit.........................       218,531          111,894
Insurance...............................       112,423           21,758
Directors' fees.........................        12,250           12,250
Distribution fees.......................            --          922,763
Other expenses..........................        84,193           95,356
                                          -------------  ---------------
                                            48,666,708        7,162,785
                                          -------------  ---------------
NET INVESTMENT INCOME...................   404,764,048       55,146,698
NET REALIZED GAINS FROM INVESTMENT
  TRANSACTIONS..........................       347,934           10,458
                                          -------------  ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................   $405,111,982   $  55,157,156
                                          -------------  ---------------
                                          -------------  ---------------

                 See accompanying notes to financial statements

PAINEWEBBER RMA MONEY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEARS ENDED JUNE 30,
                                          --------------------------------------------------------------
                                                       1997                            1996
                                          ------------------------------  ------------------------------
                                                               U.S.                            U.S.
                                           MONEY MARKET     GOVERNMENT     MONEY MARKET     GOVERNMENT
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          --------------  --------------  --------------  --------------
FROM OPERATIONS:
Net investment income...................  $  404,764,048  $   55,146,698  $  336,992,881  $   50,112,918
Net realized gains (losses) from
  investment transactions...............         347,934          10,458         338,176         (16,273)
                                          --------------  --------------  --------------  --------------
Net increase in net assets resulting
  from operations.......................     405,111,982      55,157,156     337,331,057      50,096,645
                                          --------------  --------------  --------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income...................    (404,764,048)    (55,146,698)   (337,693,601)    (50,288,868)
                                          --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS.......   1,150,094,848     (53,654,514)  2,124,829,044     321,921,848
                                          --------------  --------------  --------------  --------------
Net increase (decrease) in net assets...   1,150,442,782     (53,644,056)  2,124,466,500     321,729,625

NET ASSETS:
Beginning of year.......................   7,522,612,271   1,137,510,486   5,398,145,771     815,780,861
                                          --------------  --------------  --------------  --------------
End of year.............................  $8,673,055,053  $1,083,866,430  $7,522,612,271  $1,137,510,486
                                          --------------  --------------  --------------  --------------
                                          --------------  --------------  --------------  --------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber RMA Money Fund, Inc. ("Corporation") was organized under the laws of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Corporation is a series mutual fund with three portfolios: PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") (collectively the "Funds") and PaineWebber Retirement Money Fund. The financial statements of PaineWebber Retirement Money Fund are not included herein.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

ACQUISITIONS

  Effective November 20, 1995, the U.S. Government Portfolio acquired all the net assets of PaineWebber/Kidder, Peabody Government Money Fund, Inc. ("PW/KP Government Money Fund") pursuant to a plan of reorganization approved by PW/KP Government Money Fund shareholders on November 10, 1995. The acquisition was accomplished by a tax-free exchange of 236,411,466 shares of the U.S. Government Portfolio for the 236,411,466 shares of PW/KP Government Money Fund outstanding on November 20, 1995. PW/KP Government Money Fund's net assets at that date, valued at $236,258,548, including accumulated net realized losses of $952 were combined with those of the U.S. Government Portfolio.

NOTES TO FINANCIAL STATEMENTS

  Effective February 20, 1996, the Money Market Portfolio acquired all the net assets of PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. ("PW/KP Cash Reserve Fund") and PaineWebber/Kidder, Peabody Premium Account Fund ("PW/ KP Premium Account Fund") pursuant to a plan of reorganization approved by PW/KP Cash Reserve Fund and PW/KP Premium Account Fund shareholders on February 13, 1996. The acquisition was accomplished by a taxable exchange of 881,401,323 shares of Money Market Portfolio for 881,401,323 shares of PW/KP Cash Reserve Fund and a tax-free exchange of 528,420,026 shares of Money Market Portfolio for 528,420,026 shares of PW/KP Premium Account Fund outstanding on February 20, 1996. PW/KP Cash Reserve Fund's and PW/KP Premium Account Fund's net assets at that date, valued at $881,308,148 and $528,254,921, respectively, were combined with those of the Money Market Portfolio.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Corporation's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Corporation and each of its series. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                          ANNUAL
AVERAGE DAILY NET ASSETS                                                                   RATE
--------------------------------------------------------------------------------------  -----------
MONEY MARKET PORTFOLIO:
All...................................................................................        0.50%
U.S. GOVERNMENT PORTFOLIO:
Up to $300 million....................................................................        0.50
In excess of $300 million up to $750 million..........................................        0.44
Over $750 million.....................................................................        0.36

  At June 30, 1997, the Money Market Portfolio and the U.S. Government Portfolio owed PaineWebber $3,534,719, and $394,917 respectively, for investment advisory and administration fees.

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

  PaineWebber is the distributor of the shares of both the U.S. Government Portfolio and Money Market Portfolio. Under the plan of distribution, the U.S. Government Portfolio is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of its average daily net assets for providing shareholder services and maintaining shareholder accounts. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.08% of the U.S. Government Portfolio's average daily net assets. No such fees are charged by PaineWebber for the similar services it provides for the Money Market Portfolio. At June 30, 1997, the U.S. Government Portfolio owed PaineWebber $73,513 for such service fees.

TRANSFER AGENCY SERVICE FEES

  Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for services not provided by the Funds' transfer agent. For these services for the year ended June 30,

NOTES TO FINANCIAL STATEMENTS

1997, PaineWebber earned $1,736,778 and $148,113 from the Money Market Portfolio and the U.S. Government Portfolio, respectively. At June 30, 1997, the Money Market Portfolio and the U.S. Government Portfolio owed PaineWebber approximately $151,051 and $11,863, respectively, for such shareholder service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

  At June 30, 1997, the Money Market Portfolio and the U.S. Government Portfolio, had dividends payable aggregating $14,337,136 and $1,785,011, respectively.

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

  At June 30, 1997, RMA Money Market Portfolio and RMA U.S. Government Portfolio had net capital loss carryforwards of $2,878,851, and $23,802, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire between June 30, 1998 and June 30, 2003 for RMA Money Market Portfolio and between June 30, 2003 and June 30, 2005 for RMA U.S. Government Portfolio. To the extent that these losses are used to offset future net capital gains, the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

  There are 20 billion $0.001 par value authorized shares of common stock relating to the Money Market Portfolio and the U.S. Government Portfolio. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                       FOR THE YEARS ENDED JUNE 30,
                                                    ------------------------------------------------------------------
                                                                  1997                              1996
                                                    --------------------------------  --------------------------------
                                                     MONEY MARKET    U.S. GOVERNMENT   MONEY MARKET    U.S. GOVERNMENT
                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ---------------  ---------------  ---------------  ---------------
Shares sold.......................................   46,081,179,686   5,743,052,232    36,981,794,128   5,529,576,191
Shares issued in connection with the acquisition
  of:
  PW/KP Cash Reserve Fund.........................        --               --             881,401,323        --
  PW/KP Government Money Fund.....................        --               --               --            236,411,466
  PW/KP Premium Account Fund......................        --               --             528,420,026        --
Shares repurchased................................  (45,323,952,320) (5,850,657,192)  (36,593,662,079) (5,492,802,034)
Dividends reinvested..............................      392,867,482      53,950,446       326,875,646      48,736,225
                                                    ---------------  ---------------  ---------------  ---------------
Net increase (decrease) in shares outstanding.....    1,150,094,848     (53,654,514)    2,124,829,044     321,921,848
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                                                 FOR THE YEARS ENDED JUNE 30,
                                          ---------------------------------------------------------------------------
                                                 1997            1996        1995        1994             1993
                                          ------------------   ---------   ---------   ---------   ------------------
Net asset value, beginning of year......  $            1.00    $   1.00    $   1.00    $   1.00    $            1.00
                                                     ------    ---------   ---------   ---------              ------
Net investment income...................              0.049       0.051       0.049       0.030                0.029
Dividends from net investment income....             (0.049)     (0.051)     (0.049)     (0.030)              (0.029)
                                                     ------    ---------   ---------   ---------              ------
Net asset value, end of year............  $            1.00    $   1.00    $   1.00    $   1.00    $            1.00
                                                     ------    ---------   ---------   ---------              ------
                                                     ------    ---------   ---------   ---------              ------
Total investment return(1)..............               5.04%       5.25%       5.00%       2.95%                2.98%
                                                     ------    ---------   ---------   ---------              ------
                                                     ------    ---------   ---------   ---------              ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).........          $8,673,055   $7,522,612  $5,398,146  $4,337,009          $4,031,398
Expenses to average net assets..........               0.59%       0.60%(2)     0.59%      0.59%                0.59%
Net investment income to average net
 assets.................................               4.94%       5.14%(2)     4.91%      2.98%                2.95%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                                                 FOR THE YEARS ENDED JUNE 30,
                                          ---------------------------------------------------------------------------
                                                 1997            1996        1995        1994             1993
                                          ------------------   ---------   ---------   ---------       ----------
Net asset value, beginning of year......  $            1.00    $   1.00    $   1.00    $   1.00    $            1.00
                                                     ------    ---------   ---------   ---------              ------
Net investment income...................              0.048       0.049       0.046       0.027                0.028
Dividends from net investment income....             (0.048)     (0.049)     (0.046)     (0.027)              (0.028)
                                                     ------    ---------   ---------   ---------              ------
Net asset value, end of year............  $            1.00    $   1.00    $   1.00    $   1.00    $            1.00
                                                     ------    ---------   ---------   ---------              ------
                                                     ------    ---------   ---------   ---------              ------
Total investment return(1)..............               4.88%       5.04%       4.67%       2.74%                2.83%
                                                     ------    ---------   ---------   ---------              ------
                                                     ------    ---------   ---------   ---------              ------
RATIOS/SUPPLEMENT DATA:
Net assets, end of year (000's).........          $1,083,866   $1,137,510   $815,781    $854,928             $880,834
Expenses to average net assets..........               0.62%       0.65%(2)     0.63%      0.62%                0.61%
Net investment income to average net
  assets................................               4.78%       4.91%(2)     4.55%      2.75%                2.80%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.02%.

PAINEWEBBER RMA MONEY FUND, INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors and Shareholders
PaineWebber RMA Money Fund, Inc.

  We have audited the accompanying statements of net assets of the Money Market Portfolio and the U.S. Government Portfolio (two of the portfolios comprising the PaineWebber RMA Money Fund, Inc.) as of June 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at June 30, 1997 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio at June 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                           [ERNST & YOUNG SIGNATURE]

New York, New York
August 18, 1997

PAINEWEBBER RMA MONEY FUND, INC.

TAX INFORMATION--(UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within sixty days of the Fund's fiscal year end (June 30, 1997) as to the federal tax status of distributions received by shareholders during such fiscal year from each portfolio. Accordingly, we are advising you that all of the distributions paid during the fiscal year were derived from net investment income of the Money Market Portfolio and the U.S. Government Portfolio. These amounts are taxable as ordinary income, none of which qualifies for the dividend received deduction available to corporate shareholders.

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Because the Funds' fiscal year is not the calendar year, another notification will be sent in respect of calendar 1997. The second notification, which will reflect the amount used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF NET ASSETS                                            JUNE 30, 1997

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
ALABAMA--0.29%
  $  6,000       St. Clair County Industrial
                   Development Board
                   (National Cement Company
                   Inc. Project)...............            A                   4.250%         $      6,000,000
                                                                                              ----------------
ALASKA--0.77%
     3,600       Alaska Industrial Development
                   & Export Authority
                   (Alaska Hotel Property
                   Inc.).......................            A                   4.100                 3,600,000
     5,000       Anchorage Alaska
                   Tax Anticipation Notes......         12/17/97               4.000                 5,010,493
     7,300       Valdez Marine Terminal Revenue
                   (Exxon Pipeline Company
                   Project)....................            A                   4.000                 7,300,000
                                                                                              ----------------
                                                                                                    15,910,493
                                                                                              ----------------
ARIZONA--3.16%
    11,200       Apache County Industrial
                   Development Authority
                   (Tucson Electric Power
                   Company Project Series B)...            A                   4.200                11,200,000
     5,000       Apache County Industrial
                   Development Authority
                   (Tucson Electric Power
                   Springerville Project)......            A                   4.150                 5,000,000
    11,600       Maricopa County Pollution
                   Control
                   (Arizona Public Service
                   Company)....................            A               4.100 to 4.250           11,600,000
     4,200       Phoenix Multi-Family Housing
                   Authority
                   (Del Mar Terrace Apartments
                   Project)....................            A                   4.100                 4,200,000
     7,900       Phoenix Multi-Family Housing
                   Authority
                   (Southwest Villages
                   Project)....................            A                   4.150                 7,900,000
     8,000       Pima County Industrial
                   Development Authority
                   (Tucson Electric Power
                   Company)....................            A                   4.200                 8,000,000
     3,400       Salt River Agricultural
                   Improvement & Power Project
                   District Electric Systems
                   Revenue Series A
                   (Pre-refunded with U.S.
                   Government Securities to
                   01/01/98 @ 102).............         01/01/98               7.875                 3,534,667
    13,900       Salt River Agricultural
                   Improvement & Power Project
                   Tax-Exempt Commercial
                   Paper.......................   08/22/97 to 09/19/97     3.650 to 3.700           13,900,000
                                                                                              ----------------
                                                                                                    65,334,667
                                                                                              ----------------
CALIFORNIA--5.12%
     6,000       California Community College
                   Financing
                   Tax and Revenue Anticipation
                   Bonds.......................         07/02/97               4.750                 6,000,142
     7,500       California Higher Education
                   Loan Authority
                   (Student Loans).............            A               3.950 to 4.000            7,500,385
     4,500       California Higher Education
                   Loan Authority
                   (Student Loans).............            A                   3.950                 4,500,000
     6,100       California Statewide
                   Communities Development
                   Authority
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/98               4.500                 6,141,419
     6,100       Fresno County
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/98               4.250                 6,126,230
    11,800       Irvine Improvement Bond Act
                   1915 Assessment District....            A                   3.900                11,800,000
     4,000       Los Angeles County
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/98               4.500                 4,024,880
    12,100       Los Angeles County Pension
                   Obligation Series C.........            A                   3.900                12,100,000
     7,100       Los Angeles Regional Airports
                   Improvement Corporation
                   Lease Revenue...............            A                   4.100                 7,100,000
     5,000       Riverside County
                   Tax and Revenue Anticipation
                   Notes Series A..............         06/30/98               4.500                 5,026,350
     8,000       San Bernardino County
                   Tax and Revenue Anticipation
                   Notes Series A..............         06/30/98               4.500                 8,049,920

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

CALIFORNIA--(CONCLUDED)

  $  4,000       Santa Barbara County Schools
                   Financing Authority
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/98               4.250%         $      4,017,200
    19,500       South Coast California Local
                   Education Agency Note
                   Partners
                   Tax and Revenue Anticipation
                   Notes Series A..............         06/30/98               4.500                19,631,040
     3,700       Water and Power of Los
                   Angeles.....................         10/14/97               3.900                 3,700,000
                                                                                              ----------------
                                                                                                   105,717,566
                                                                                              ----------------
COLORADO--1.02%
    11,100       Colorado Health Facilities
                   Authority
                   (Kaiser Permanente Series
                   A)..........................            A                   4.100                11,100,000
    10,000       Colorado Housing Finance
                   Authority
                   Multi-Family Housing Revenue
                   Bonds
                   (Grant Plaza Project).......            A                   4.250                10,000,000
                                                                                              ----------------
                                                                                                    21,100,000
                                                                                              ----------------
CONNECTICUT--0.73%
    14,500       Connecticut Development
                   Authority Pollution Control
                   Revenue
                   (Connecticut Light & Power
                   Company Project)............            A                   4.050                14,500,000
       500       Groton City Connecticut
                   Bond Anticipation Notes.....         07/10/97               4.000                   500,052
                                                                                              ----------------
                                                                                                    15,000,052
                                                                                              ----------------
DELAWARE--1.48%
    30,600       Delaware Economic Development
                   Authority
                   (Hospital Billing &
                   Collection Service, Ltd.)...            A                   4.250                30,600,000
                                                                                              ----------------
DISTRICT OF COLUMBIA--0.95%
     6,600       District of Columbia Revenue
                   (Georgetown University
                   Series C)...................            A                   4.150                 6,600,000
     7,000       District of Columbia
                   Revenue.....................            A                   4.300                 7,000,000
     6,000       District of Columbia Revenue
                   Tax and Revenue Anticipation
                   Notes Series A..............         09/30/97               4.500                 6,007,644
                                                                                              ----------------
                                                                                                    19,607,644
                                                                                              ----------------
FLORIDA--5.79%
    10,000       Broward County School District
                   Revenue Anticipation Notes
                   Series C....................         04/22/98               4.500                10,044,704
    10,160       Dade County Aviation
                   Revenue.....................            A                   4.150                10,160,000
     4,705       Dade County School District...         08/01/97               7.000                 4,718,561
     5,000       Dade County Water And Sewer
                   Systems Revenue.............            A                   4.150                 5,000,000
    30,795       Florida Local Government
                   Finance Commission
                   Tax-Exempt Commercial
                   Paper.......................   07/31/97 to 09/05/97     3.700 to 3.850           30,795,000
    13,090       Florida Municipal Power Agency
                   Series A
                   Tax-Exempt Commercial
                   Paper.......................   08/18/97 to 09/29/97     3.600 to 3.800           13,090,000
     4,650       Orange County Health
                   Facilities Authority
                   (Adventist Health
                   Systems)....................            A                   4.100                 4,650,000
     6,000       Orange County Health
                   Facilities Authority
                   (Mayflower Retirement
                   Center).....................            A                   4.250                 6,000,000
     5,000       Orange County Health
                   Facilities Authority
                   (Pooled Hospital Loan
                   Program)....................         08/20/97               3.750                 5,000,000
     1,500       Pinellas County Health
                   Facilities Authority
                   Tax-Exempt Commercial
                   Paper.......................         08/08/97               3.700                 1,500,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

FLORIDA--(CONCLUDED)

  $  1,400       Pinellas County Health
                   Facilities Authority
                   Tax-Exempt Commercial
                   Paper.......................            A                   4.000%         $      1,400,000
     7,000       Putnam County Development
                   Authority Pollution Control
                   Revenue
                   (Seminole Electric H-4)
                   Adjustable Rate Bonds.......         09/15/97               3.550                 7,000,000
     9,500       Sarasota County Florida Public
                   Hospital
                   Tax-Exempt Commercial
                   Paper.......................   09/04/97 to 09/18/97     3.600 to 3.800            9,500,000
     5,650       Sunshine State Government
                   Finance Commission
                   Tax-Exempt Commercial
                   Paper.......................         08/12/97               3.600                 5,650,000
     5,000       University of North Florida
                   Foundation Incorporated.....            A                   4.150                 5,000,000
                                                                                              ----------------
                                                                                                   119,508,265
                                                                                              ----------------
GEORGIA--5.18%
    26,000       Burke County Development
                   Authority Pollution Control
                   (Oglethorpe Power Corp.)....            A                   4.150                26,000,000
     1,045       Clayton County Housing
                   Authority Multi-Family
                   Housing Revenue
                   (Rivers Edge Development)...            A                   4.200                 1,045,000
    10,000       Cobb County Housing Authority
                   Multi-Family Housing Revenue
                   (Greenhouse Frey Apartment
                   Project)....................            A                   4.250                10,000,000
     6,500       De Kalb County
                   Tax Anticipation Notes......         12/31/97               4.000                 6,514,209
    10,000       Georgia Municipal Electric
                   Authority
                   Tax-Exempt Commercial
                   Paper.......................            A                   4.150                10,000,000
     4,200       Georgia Municipal Gas
                   Authority
                   (Southern Portfolio I
                   Project D)..................         09/08/97               3.750                 4,200,000
    32,300       Georgia Municipal Gas
                   Authority
                   (Transco Portfolio I Project
                   B)
                   Tax-Exempt Commercial
                   Paper.......................            A                   4.050                32,300,000
     3,500       Georgia State Series B........         03/01/98               6.750                 3,568,702
    13,400       Glynn Brunswick Memorial
                   Hospital
                   Variable Anticipation
                   Certificates
                   (Southeast Georgia
                   Project)....................            A                   4.150                13,400,000
                                                                                              ----------------
                                                                                                   107,027,911
                                                                                              ----------------
IDAHO--0.45%
     9,200       Power County Pollution Control
                   Revenue
                   (FMC Corporation Project)...            A                   4.050                 9,200,000
                                                                                              ----------------
ILLINOIS--9.56%
     1,600       Chicago Illinois Tender Notes
                   Series C....................         10/31/97               4.300                 1,602,823
    19,200       Chicago O'Hare International
                   Airport Revenue.............            A                   4.100                19,200,000
     6,700       Chicago Park District
                   Tax and Revenue Anticipation
                   Warrants....................         09/30/97               4.700                 6,716,762
    17,800       Cook County Illinois..........            A                   4.150                17,800,000
     4,000       Illinois Development Finance
                   Authority
                   (Chicago Symphony
                   Orchestra)..................            A                   4.150                 4,000,000
    16,200       Illinois Development Finance
                   Authority Pollution Control
                   Revenue
                   (Commonwealth Edison).......            A                   4.150                16,200,000
    16,300       Illinois Educational
                   Facilities Authority Revenue
                   Pooled Loan
                   Tax-Exempt Commercial
                   Paper.......................   08/11/97 to 09/26/97     3.550 to 3.800           16,300,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

ILLINOIS--(CONCLUDED)

  $  6,000       Illinois Educational
                   Facilities Authority Revenue
                   (Shedd Aquarium Society B)
                   Adjustable Rate Bonds.......         11/20/97               3.850%         $      6,000,000
     5,000       Illinois Educational
                   Facilities Authority Revenue
                   (Field Museum of Natural
                   History)
                   Adjustable Rate Bonds.......         11/19/97               3.900                 5,000,000
    12,895       Illinois Educational
                   Facilities Authority Revenue
                   (Northwestern University)...            A               3.750 to 4.300           12,895,000
    22,670       Illinois Health Facilities
                   Authority Revenue
                   (Central Health and
                   Northwest Community)........            A                   4.175                22,670,000
    24,915       Illinois Health Facilities
                   Authority Revenue
                   (Elmhurst Memorial
                   Hospital)...................            A                   4.200                24,915,000
    12,000       Illinois Health Facilities
                   Authority Revenue
                   (Evanston Hospital)
                   Adjustable Rate Bonds.......   04/30/98 to 05/15/98     3.950 to 4.000           12,000,000
    17,000       Illinois Health Facilities
                   Authority Revenue
                   (Evanston Hospital)
                   Tax-Exempt Commercial
                   Paper.......................   10/15/97 to 10/31/97     3.650 to 3.850           17,000,000
     7,300       Illinois Health Facilities
                   Authority Revenue
                   (Franciscan Sisters)........            A                   4.200                 7,300,000
     8,000       Illinois Health Facilities
                   Authority Revenue Series C
                   Pooled Loan.................            A                   4.150                 8,000,000
                                                                                              ----------------
                                                                                                   197,599,585
                                                                                              ----------------
INDIANA--3.08%
    27,500       City of Indianapolis Gas
                   Utility System
                   Tax-Exempt Commercial
                   Paper.......................   07/17/97 to 09/29/97     3.600 to 3.800           27,500,000
     5,400       Hoosier City of Sullivan
                   (National Rural Utilities)
                   Tax-Exempt Commercial Paper          09/16/97               3.700                 5,400,000
     5,200       Indiana Health Facility
                   Financing Authority Revenue
                   (Capital Access)............            A                   4.250                 5,200,000
     5,000       Indianapolis Local Public
                   Improvement Bond
                   Bank Notes Series H.........         07/10/97               4.125                 5,000,718
     1,000       Indianapolis Resource Recovery
                   Revenue
                   (Refunding Ogden Martin
                   Systems Incorporated
                   Project)....................         12/01/97               6.000                 1,009,371
     8,000       Mount Vernon Pollution Control
                   Revenue
                   (Southern Indiana Gas)......            A                   3.950                 8,000,000
    11,500       Petersburg Pollution Control
                   Revenue
                   (Indianapolis Power and
                   Light Company)
                   Tax-Exempt Commercial
                   Paper.......................   08/13/97 to 08/18/97     3.750 to 3.800           11,500,000
                                                                                              ----------------
                                                                                                    63,610,089
                                                                                              ----------------
IOWA--0.86%
    17,800       Iowa Finance Authority
                   (Village Court Project).....            A                   4.125                17,800,000
                                                                                              ----------------
KANSAS--0.62%
    12,900       Burlington Pollution Control
                   Revenue
                   (National Rural Utilities)
                   Tax-Exempt Commercial
                   Paper.......................   07/21/97 to 08/14/97     3.650 to 3.700           12,900,000
                                                                                              ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
KENTUCKY--2.00%
  $  2,950       Jefferson County Pollution
                   Control Revenue Bonds
                   (Louisville Gas & Electric
                   Company)
                   Tax-Exempt Commercial
                   Paper.......................         08/01/97               3.700%         $      2,950,000
     8,000       Kentucky Economic Development
                   Finance Authority
                   Hospital Facilities Revenue
                   (Baptist Healthcare Systems
                   Obligation).................            A                   4.100                 8,000,000
     7,715       Pendleton Multi-County Lease
                   Revenue
                   (Kentucky Associates Leasing
                   Program)
                   Tax-Exempt Commercial
                   Paper.......................   08/06/97 to 07/01/98     3.750 to 3.950            7,715,000
    22,750       Trimble County Pollution
                   Control
                   (Louisville Gas & Electric
                   Company)
                   Tax-Exempt Commercial
                   Paper.......................   07/29/97 to 11/05/97     3.750 to 3.850           22,750,000
                                                                                              ----------------
                                                                                                    41,415,000
                                                                                              ----------------
LOUISIANA--2.83%
9,700.....       Calcasieu Parish Industrial
                 Development Board
                   Pollution Control Revenue
                   (Citgo Petrol Corp.)........            A                   4.150                 9,700,000
     4,540       Calcasieu Parish Sales Tax
                   (Road Improvement)..........            A                   4.150                 4,540,000
    11,500       Jefferson Parish Hospital
                   Service District Hospital
                   Revenue.....................            A                   4.150                11,500,000
     1,715       Lake Charles Harbor and
                   Terminal District Revenue
                   (Reynolds Metals Company)
                   Adjustable Rate Bonds.......         12/01/97               3.750                 1,715,346
     8,200       Louisiana Offshore Terminal
                   Authority Revenue...........            A               4.000 to 4.100            8,200,000
    12,000       Louisiana Public Facilities
                   Authority
                   Pollution Control Revenue
                   (Ciba Geigy)................            A                   4.150                12,000,000
     3,000       Louisiana Public Facilities
                   Authority Health Care
                   Systems
                   (Sisters of Charity)
                   Tax-Exempt Commercial
                   Paper.......................         09/05/97               3.700                 3,000,000
     2,000       Plaquemines Port Harbor and
                   Terminal District
                   Marine Terminal Facilities
                   Revenue Electro Coal
                   Transfer Series A
                   (Tampa Electric)
                   Tax-Exempt Commercial
                   Paper.......................         10/07/97               3.800                 2,000,000
     5,900       South Louisiana Port
                   Commission Marine Terminal
                   Facilities Revenue
                   (Occidental Petroleum)......            A                   4.150                 5,900,000
                                                                                              ----------------
                                                                                                    58,555,346
                                                                                              ----------------
MAINE--0.24%
     5,000       Cumberland Maine
                   Tax Anticipation Notes......         12/16/97               4.000                 5,004,763
                                                                                              ----------------
MARYLAND--1.69%
     9,000       Howard County Series B
                   Tax-Exempt Commercial
                   Paper.......................   08/20/97 to 09/10/97         3.750                 9,000,000
    16,716       Maryland Health & Higher
                   Education Facilities Revenue
                   Series C (Johns Hopkins)
                   Tax-Exempt Commercial
                   Paper.......................   09/12/97 to 09/22/97     3.800 to 3.900           16,716,000
     9,200       University of Maryland
                   Equipment Tender Notes......            A                   4.100                 9,200,000
                                                                                              ----------------
                                                                                                    34,916,000
                                                                                              ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
MASSACHUSETTS--3.16%
  $ 11,800       Boston Massachusetts Water And
                   Sewer Commission Revenue
                   Series A....................            A                   3.900%         $     11,800,000
     3,750       Lowell Massachusetts Regional
                   Transit Authority
                   Revenue Anticipation
                   Notes.......................         07/18/97               4.400                 3,750,419
     5,000       Massachusetts Convention
                   Center Authority
                   (Refunding Hynes Convention
                   Center).....................         09/01/97               5.700                 5,015,649
    10,000       Massachusetts Health and
                   Educational Facilities
                   Authority
                   (Capital Asset Program).....            A                   3.800                10,000,000
     5,400       Massachusetts Health &
                   Education
                   (Boston University)
                   Tax-Exempt Commercial
                   Paper.......................         08/19/97               3.850                 5,400,000
     9,000       Massachusetts Health &
                   Education
                   (Harvard University)
                   Tax-Exempt Commercial
                   Paper.......................         08/26/97               3.750                 9,000,000
     6,700       Massachusetts Industrial
                   Finance Agency Resources
                   Recovery Revenue
                   (Refunding Ogden Haverhill
                   Project A)..................            A                   4.100                 6,700,000
     5,000       Massachusetts Municipal
                   Wholesale Electric Company
                   Power Supply Systems
                   Revenue.....................            A                   4.100                 5,000,000
     8,700       Massachusetts Water Resources
                   Authority
                   Tax-Exempt Commercial
                   Paper.......................         09/15/97               3.650                 8,700,000
                                                                                              ----------------
                                                                                                    65,366,068
                                                                                              ----------------
MICHIGAN--3.22%
     2,000       Farmington Hills Hospital
                   Finance Authority Revenue
                   (Botsford General Hospital
                   Series B)...................            A                   4.150                 2,000,000
     4,000       Michigan Housing Development
                   Authority
                   (Shoal Creek)...............            A                   4.100                 4,000,000
     7,500       Michigan Municipal Bond
                   Authority Revenue Series
                   B...........................         07/02/98               4.500                 7,546,200
    19,200       Michigan State Notes..........         09/30/97               4.500                19,246,666
    28,420       Michigan Strategic Fund
                   (Dow Chemical Company)......            A                   4.050                28,420,000
     5,400       Northville Township Economic
                   Development Corporation
                   Limited Obligation Revenue
                   (Various Thrifty Northville
                   Incorporated Project).......            A                   4.250                 5,400,000
                                                                                              ----------------
                                                                                                    66,612,866
                                                                                              ----------------
MINNESOTA--0.29%
     6,000       Rochester Health Care
                   Facilities Revenue
                   (Mayo Foundation/Mayo
                   Medical Center)
                   Tax-Exempt Commercial
                   Paper.......................         07/22/97               3.700                 6,000,000
                                                                                              ----------------
MISSISSIPPI--1.29%
     4,600       Claiborne County Pollution
                   Control Revenue
                   (Southern Mississippi
                   Electric)
                   Tax-Exempt Commercial
                   Paper.......................         09/18/97               3.750                 4,600,000
    15,500       Harrison County Pollution
                   Control Revenue
                   (DuPont)....................            A                   4.050                15,500,000
     6,500       Perry County Pollution Control
                   Revenue
                   (Leaf River Forest).........            A                   4.250                 6,500,000
                                                                                              ----------------
                                                                                                    26,600,000
                                                                                              ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
MISSOURI--2.20%
  $  2,500       Columbia Special Obligation...            A                   4.200%         $      2,500,000
    12,645       Missouri Environmental
                   Improvement & Energy
                   Resource Authority Pollution
                   Control Revenue
                   (Union Electric) Adjustable
                   Rate Bonds..................   07/01/97 to 07/29/97     3.700 to 3.950           12,645,000
    12,400       Missouri Health & Education
                   Facilities Authority
                   (SSM Healthcare)............            A                   4.150                12,400,000
     4,000       Missouri Health & Education
                   Facilities Authority
                   (Mehlville School District
                   Series H)...................         09/08/97               4.500                 4,004,371
    13,900       Missouri Health & Education
                   Facilities Authority
                   (SSM Healthcare)
                   Tax-Exempt Commercial
                   Paper.......................   09/08/97 to 09/19/97         3.750                13,900,000
                                                                                              ----------------
                                                                                                    45,449,371
                                                                                              ----------------
MONTANA--0.33%
     6,800       Forsyth Pollution Control
                   Revenue
                   (Portland General Electric
                   Series C)...................            A                   4.150                 6,800,000
                                                                                              ----------------
NEBRASKA--2.25%
    11,100       Lancaster County Hospital
                   Authority Revenue
                   (Bryan Memorial Hospital
                   Project)....................            A                   4.150                11,100,000
    17,265       Nebraska Higher Education Loan
                   Authority...................            A                   4.200                17,265,000
    18,200       Nebraska Public Power District
                   Revenue
                   Tax-Exempt Commercial
                   Paper.......................   07/28/97 to 08/28/97     3.650 to 3.800           18,200,000
                                                                                              ----------------
                                                                                                    46,565,000
                                                                                              ----------------
NEVADA--1.35%
    27,884       Clark County Airport
                   Improvement Revenue.........            A                   4.150                27,884,000
                                                                                              ----------------
NEW HAMPSHIRE--1.44%
     4,000       Carroll County
                   Tax Anticipation Notes......         12/29/97               4.100                 4,000,000
     4,500       Durham Tax Anticipation
                   Notes.......................         12/30/97               4.250                 4,508,825
     6,000       New Hampshire Higher Education
                   Authority Revenue
                   (Dartmouth College)
                   Adjustable Rate Bonds.......         06/01/98               3.950                 6,000,000
    15,200       New Hampshire Housing Finance
                   Authority Multi-Family
                   Revenue
                   (EQR-Bond Partnership
                   Project)....................            A                   4.250                15,200,000
                                                                                              ----------------
                                                                                                    29,708,825
                                                                                              ----------------
NEW JERSEY--0.14%
     2,900       Mendham Township
                   Bond Anticipation Notes.....         10/07/97               4.500                 2,905,473
                                                                                              ----------------
NEW MEXICO--2.42%
    13,400       Albuquerque Airport Revenue...            A                   4.150                13,400,000
    10,550       Albuquerque Gross Receipts
                   Lodges Tax Revenue Series
                   A...........................            A                   4.200                10,550,000
    14,500       Farmington Pollution Control
                   Revenue
                   (Public Service Company of
                   New Mexico).................            A               4.050 to 4.150           14,500,000
    11,635       University of New Mexico
                   University Revenues.........            A                   4.150                11,635,000
                                                                                              ----------------
                                                                                                    50,085,000
                                                                                              ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
NEW YORK--6.97%
  $  4,000       Lindenhurst Union Free School
                   District
                   Tax Anticipation Notes......         06/24/98               4.250%         $      4,008,670
     6,500       Nassau County New York
                   Bond Anticipation Notes
                   Series D....................         08/15/97               4.250                 6,503,713
     6,000       Nassau County New York
                   General Improvement Series
                   V...........................         11/01/97               5.125                 6,028,603
     6,000       Nassau County New York
                   Tax Anticipation Notes
                   Series C....................         09/25/97               4.250                 6,009,628
     1,815       New York City
                   General Obligation Bond
                   Series......................            A                   4.150                 1,815,000
     8,600       New York City
                   General Obligation Bond
                   Series
                   Tax-Exempt Commercial
                   Paper.......................   08/12/97 to 09/17/97     3.200 to 3.750            8,600,000
    21,500       New York City Municipal Water
                   Finance Authority
                   Tax-Exempt Commercial
                   Paper.......................   07/31/97 to 10/24/97     3.650 to 3.800           21,500,000
     5,000       New York State
                   Tax-Exempt Commercial
                   Paper.......................         08/13/97               3.750                 5,000,000
     1,000       New York State Energy Research
                   & Development Authority
                   Pollution Control Revenue
                   (Niagara Mohawk)............            A                   5.450                 1,000,000
     2,000       New York State Energy Research
                   & Development Authority
                   Pollution Control Revenue
                   (NYS Electric and Gas)
                   Adjustable Rate Bonds.......         10/15/97               3.850                 2,000,000
     7,200       New York State Energy Research
                   & Development Authority
                   Pollution Control Revenue
                   (Orange and Rockland Project
                   A)..........................            A                   4.050                 7,200,000
    11,000       New York State Housing Finance
                   Agency
                   (Normandie Court I
                   Project)....................            A                   4.000                11,000,000
    20,500       New York State Power Authority
                   Tax-Exempt Commercial
                   Paper.......................   07/24/97 to 08/19/97         3.650                20,500,000
    12,000       Oyster Bay New York
                   Bond Anticipation Notes.....         10/03/97               4.250                12,014,494
    12,500       Suffolk County New York
                   Tax Anticipation Notes RA
                   Series I....................         08/14/97               4.000                12,506,255
     8,500       Suffolk County New York
                   Tax Anticipation Notes RA
                   Series II...................         09/11/97               4.500                 8,509,359
     9,700       Suffolk County Water Authority
                   Bond Anticipation Notes.....            A                   4.100                 9,700,000
                                                                                              ----------------
                                                                                                   143,895,722
                                                                                              ----------------
NORTH CAROLINA--4.49%
    15,350       Charlotte Airport Revenue.....            A                   4.150                15,350,000
    10,500       Charlotte Mecklenberg Hospital
                   Authority
                   Health Care Systems Revenue
                   Series D....................            A                   4.150                10,500,000
     7,000       North Carolina Eastern
                   Municipal Power
                   Tax-Exempt Commercial
                   Paper.......................         07/23/97               3.700                 7,000,000
    21,300       North Carolina Education and
                   Medicare
                   (Duke University)...........            A                   4.075                21,300,000
     2,000       North Carolina Educational
                   Facility
                   (Bowman Grey School Medical
                   Project)....................            A                   4.150                 2,000,000
     6,000       North Carolina Educational
                   Facility
                   (Duke University Project
                   Series A)...................            A                   4.075                 6,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

NORTH CAROLINA--(CONCLUDED)

  $ 14,000       North Carolina Educational
                   Facility
                   (Duke University Project
                   Series B)...................            A                   4.075%         $     14,000,000
    13,150       North Carolina Municipal Power
                   Series A
                   Tax-Exempt Commercial
                   Paper.......................   07/18/97 to 08/25/97     3.700 to 3.750           13,150,000
     3,500       Union County Industrial
                   Facilities and Pollution
                   Control
                   Financing Authority
                   (Square D Company
                   Project)....................            A                   4.125                 3,500,000
                                                                                              ----------------
                                                                                                    92,800,000
                                                                                              ----------------
NORTH DAKOTA--1.03%
    11,200       Grand Forks Health Care
                   Facilities Revenue
                   (The United Hospital Group
                   Project)....................            A                   4.150                11,200,000
    10,000       Oliver County Pollution
                   Control Revenue
                   (Square Butte Electric A)...            A                   4.100                10,000,000
                                                                                              ----------------
                                                                                                    21,200,000
                                                                                              ----------------
OHIO--1.38%
     5,800       Columbus Electric Systems
                   Revenue.....................            A                   3.600                 5,800,000
    12,700       Columbus Sewer Revenue........            A                   4.050                12,700,000
    10,000       Cuyahoga County Ohio Hospital
                   Revenue
                   (Cleveland Clinic Foundation
                   A)..........................            A                   4.050                10,000,000
                                                                                              ----------------
                                                                                                    28,500,000
                                                                                              ----------------
OKLAHOMA--0.56%
     8,050       Tulsa Industrial Authority
                   Hospital Revenue
                   (Hillcrest Medical Center
                   Project)....................            A                   4.150                 8,050,000
     3,575       Tulsa Parking Authority
                   Revenue
                   (Williams Center)
                   Adjustable Rate Bond........         11/15/97               3.900                 3,575,000
                                                                                              ----------------
                                                                                                    11,625,000
                                                                                              ----------------
OREGON--2.19%
     5,665       Oregon Housing and Community
                   Services Department Mortgage
                   Revenue Single Family
                   Mortgage Series C...........            A                   3.950                 5,665,000
    39,500       Oregon State General
                   Obligation
                   (Veterans Welfare)..........            A               4.050 to 4.200           39,500,000
                                                                                              ----------------
                                                                                                    45,165,000
                                                                                              ----------------
PENNSYLVANIA--3.86%
    33,400       Alleghany County Pollution
                   Control Revenue
                   (U.S. Steel)
                   Tax-Exempt Commercial
                   Paper.......................   07/30/97 to 09/04/97     3.700 to 3.750           33,400,000
     1,900       Beaver County Industrial
                   Development Authority
                   Pollution
                   Control Revenue
                   (Ohio Edison Company Series
                   A)..........................         10/01/97               4.300                 1,903,251
     7,400       Bucks County Industrial
                   Development Authority
                   Revenue
                   (Edgcomb Metals Company)....            A                   4.125                 7,400,000
     6,000       Delaware Valley Regional
                   Finance Authority
                   Local Government Revenue....            A                   4.150                 6,000,000
     4,600       Delaware Valley Regional
                   Finance Authority
                   Local Government Revenue
                   Series A....................            A                   4.150                 4,600,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

PENNSYLVANIA--(CONCLUDED)

  $ 10,140       Northeastern Pennsylvania
                   Hospital Authority Revenue
                   Tax-Exempt Commercial
                   Paper.......................         09/18/97               3.750%         $     10,140,000
     6,900       Northumberland County
                   Industrial Development
                   Authority
                   Pollution Control Revenue
                   (Merck and Company).........            A                   3.850                 6,900,000
     5,300       Northumberland County
                   Industrial Development
                   Authority
                   Pollution Control Revenue
                   (Merck and Company Inc
                   Project Series A)...........            A                   4.375                 5,300,000
     4,000       Temple University of the
                   Commonwealth Systems Of
                   Higher Education
                   University Funding
                   Obligations.................         05/18/98               4.750                 4,028,749
                                                                                              ----------------
                                                                                                    79,672,000
                                                                                              ----------------
PUERTO RICO--1.45%
    19,050       Puerto Rico Commonwealth
                   Tax and Revenue Anticipation
                   Notes.......................         07/30/97               4.000                19,057,551
    10,790       Puerto Rico Commonwealth
                   Government Development Bank
                   Tax-Exempt Commercial
                   Paper.......................   08/08/97 to 08/21/97     3.750 to 3.800           10,790,000
                                                                                              ----------------
                                                                                                    29,847,551
                                                                                              ----------------
SOUTH CAROLINA--1.50%
     6,200       Greenville County Industrial
                   Revenue
                   (Edgcomb Metals Company
                   Project)....................            A                   4.125                 6,200,000
     1,900       Greenville County School
                   District Tax Anticipation
                   Notes.......................         03/01/98               4.100                 1,903,620
    14,200       South Carolina Jobs Economic
                   Development Authority
                   Hospital Facilities Revenue
                   (Baptist Healthcare
                   Systems)....................            A                   4.150                14,200,000
     8,490       South Carolina Public Service
                   Authority Refunding Series
                   A...........................         01/01/98           5.400 to 6.000            8,570,725
                                                                                              ----------------
                                                                                                    30,874,345
                                                                                              ----------------
TENNESSEE--1.82%
     3,000       Chattanooga Industrial
                   Development Board
                   (Seaboard Project)..........            A                   3.500                 3,000,000
     8,000       Metropolitan Nashville &
                   Davidson Health & Education
                   (Vanderbilt University).....         01/15/98               3.650                 8,000,000
     2,000       Metropolitan Nashville &
                   Davidson Health & Education
                   Facility Board Revenue
                   (Vanderbilt University
                   Series B)...................         05/01/98               3.950                 2,000,000
     4,000       Metropolitan Nashville Airport
                   Authority...................            A                   4.200                 4,000,000
     8,600       Metropolitan Nashville &
                   Davidson Industrial
                   (Timberlake)................            A                   4.200                 8,600,000
    12,000       Tennessee Local Development
                   Authority Revenue
                   Bond Anticipation Notes
                   Series A....................            A                   4.250                12,000,000
                                                                                              ----------------
                                                                                                    37,600,000
                                                                                              ----------------
TEXAS--8.32%
     7,260       Bexar County Health Facilities
                   Development
                   (Army Retirement
                   Foundation).................            A                   4.125                 7,260,000
     6,000       Brazos River Harbor Navigation
                   District
                   (Dow Chemical)
                   Tax-Exempt Commercial
                   Paper.......................         09/11/97               3.800                 6,000,000
     7,700       Brownsville Utilities
                   Tax-Exempt Commercial
                   Paper.......................         08/20/97               3.850                 7,700,000
     9,550       City of Austin Combined
                   Utilities System
                   Tax-Exempt Commercial
                   Paper.......................   08/19/97 to 10/10/97     3.700 to 3.750            9,550,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

TEXAS--(CONCLUDED)

  $  4,000       City of Houston Water & Sewer
                   Authority
                   Tax-Exempt Commercial
                   Paper.......................         07/21/97               3.600%         $      4,000,000
    13,000       Dallas Area Rapid
                   Transportation Authority
                   Revenue
                   Tax-Exempt Commercial
                   Paper.......................   09/09/97 to 09/12/97     3.700 to 3.750           13,000,000
     5,000       Dallas Fort Worth Texas
                   Regional Airport Revenue
                   Dallas Fort Worth
                   International Airport.......         11/01/97               4.000                 5,006,607
    12,800       Georgetown Higher Education
                   Finance Corp.
                   (Southwestern University)...            A                   4.250                12,800,000
     6,300       Gulf Coast Pollution Control
                   Revenue
                   (Refunding Exxon Project)
                   Tax-Exempt Commercial
                   Paper.......................         07/31/97               3.650                 6,300,000
     8,000       Harris County Health
                   Facilities
                   (Baylor College of Medicine
                   Project)....................            A                   4.150                 8,000,000
    26,100       Harris County Toll Roads......            A                   4.050                26,100,000
     2,600       Houston Texas General
                   Obligation
                   Tax-Exempt Commercial
                   Paper.......................         11/14/97               3.750                 2,600,000
     2,200       Port of Corpus Christi
                   Authority
                   (Koch Industries)
                   Tax-Exempt Commercial
                   Paper.......................         09/10/97               3.850                 2,200,000
     5,000       Texas A&M University
                   Tax-Exempt Commercial
                   Paper.......................         07/24/97               3.850                 5,000,000
     3,300       Texas Municipal Power Agency
                   Tax-Exempt Commercial
                   Paper.......................         09/19/97               3.800                 3,300,000
     2,240       Texas Public Properties
                   Finance Corporation
                   Revenue Refunding Mental
                   Health and Retardation......         09/01/97               4.300                 2,241,526
    24,500       Texas State Tax and Revenue
                   Anticipation Notes..........         08/29/97               4.750                24,534,697
     2,000       Tom Green County Health
                   Facilities Development
                   Corporation
                   Universal Health Services
                   San Angelo..................            A                   4.100                 2,000,000
    14,305       University of Texas
                   (Permanent University
                   Fund).......................   08/13/97 to 08/28/97     3.600 to 3.700           14,305,000
    10,000       University of Texas Board of
                   Regents
                   Tax-Exempt Commercial
                   Paper.......................         09/23/97               3.800                10,000,000
                                                                                              ----------------
                                                                                                   171,897,830
                                                                                              ----------------
UTAH--0.73%
     2,100       Intermountain Power Agency
                   Series E
                   Adjustable Rate Bonds.......         09/15/97               3.500                 2,100,000
     4,400       Intermountain Power Agency
                   Series 85E
                   Tax-Exempt Commercial
                   Paper.......................         09/19/97               3.750                 4,400,000
     8,500       Salt Lake County Pollution
                   Control Revenue
                   (Service Station Holdings
                   Project British
                   Petroleum)..................            A                   4.100                 8,500,000
                                                                                              ----------------
                                                                                                    15,000,000
                                                                                              ----------------
VERMONT--0.22%
     4,600       Vermont Educational & Health
                   Buildings Agency
                   (Norwich University Project
                   Series A)...................            A                   4.250                 4,600,000
                                                                                              ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
WASHINGTON--2.23%
  $ 10,000       King County Sewer Revenue
                   Series A
                   Tax-Exempt Commercial
                   Paper.......................         09/10/97               3.800%         $     10,000,000
     3,900       Seattle Washington Municipal
                   Light And Power Revenue
                   Tax-Exempt Commercial
                   Paper.......................            A                   4.150                 3,900,000
    14,800       Snohomish Public Utility
                   District....................            A                   4.150                14,800,000
     5,445       Washington Health Care
                   Facilities Authority Revenue
                   (Fred Hutchinson Cancer
                   Center).....................            A                   4.100                 5,445,000
    11,895       Washington Public Power Supply
                   Systems Nuclear.............            A               4.000 to 4.100           11,895,000
                                                                                              ----------------
                                                                                                    46,040,000
                                                                                              ----------------
WEST VIRGINIA--0.29%
     6,000       Marshall County Pollution
                   Control Revenue
                   (Mountaineer Carbon Company
                   British Petroleum)..........            A                   4.150                 6,000,000
                                                                                              ----------------
WISCONSIN--1.33%
     6,100       City of Oak Creek Pollution
                   Control Revenue
                   (Wisconsin Electric Power
                   Company)....................            A                   4.150                 6,100,000
     3,175       Greenfield Refunding Series
                   A...........................         02/01/98               4.500                 3,186,298
    14,000       Milwaukee Revenue
                   School Order Notes Series
                   B...........................         08/21/97               4.250                14,013,874
     4,201       Wisconsin Student Loan
                   Revenue.....................         09/12/97               3.750                 4,201,000
                                                                                              ----------------
                                                                                                    27,501,172
                                                                                              ----------------
WYOMING--0.60%
     4,900       Lincoln County Pollution
                   Control Revenue
                   (Exxon).....................            A                   4.100                 4,900,000
     3,500       Lincoln County Pollution
                   Control Revenue
                   (Pacificorp Project)........         09/09/97               3.750                 3,500,000
     4,000       Uinta County Pollution Control
                   Revenue
                   (Amoco)
                   Adjustable Rate Bonds.......         12/01/97               3.900                 4,004,893
                                                                                              ----------------
                                                                                                    12,404,893
                                                                                              ----------------
Total Investments
  (cost--$2,125,407,497)--102.88%..............                                                  2,125,407,497
Liabilities in excess of other
assets--(2.88)%................................                                                    (59,487,981)
                                                                                              ----------------
Net Assets (applicable to 2,067,062,840 shares
  of common stock outstanding at $1.00 per
  share)--100.00%..............................                                               $  2,065,919,516
                                                                                              ----------------
                                                                                              ----------------

-----------------

A-- Variable Rate Demand Notes and Variable Rate Certificates of Participation are payable on demand. The interest rates shown are the current rates as of June 30, 1997 and reset periodically.

                       Weighted average maturity--45 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF OPERATIONS

                                           FOR THE YEAR
                                              ENDED
                                          JUNE 30, 1997
                                        ------------------
INVESTMENT INCOME:
Interest..............................     $75,638,132
                                        ------------------

EXPENSES:
Investment advisory and
  administration......................       9,479,630
Distribution fees.....................       1,706,584
Transfer agency and service fees......         671,051
Reports and notices to shareholders...         234,678
Custody and accounting................         222,586
Federal and state registration........         198,168
Legal and audit.......................         175,482
Insurance.............................          58,698
Directors' fees.......................          12,250
Other expenses........................         159,177
                                        ------------------
                                            12,918,304
                                        ------------------
NET INVESTMENT INCOME.................      62,719,828
NET REALIZED GAINS FROM INVESTMENT
  TRANSACTIONS........................         185,637
                                        ------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.....................     $62,905,465
                                        ------------------
                                        ------------------

                 See accompanying notes to financial statements

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                          FOR THE YEARS ENDED JUNE 30,
                                        ---------------------------------
                                             1997             1996
                                        --------------  -----------------
FROM OPERATIONS:
Net investment income.................  $   62,719,828   $   60,455,403
Net realized gains from investment
  transactions........................         185,637            7,684
                                        --------------  -----------------
Net increase in net assets resulting
  from operations.....................      62,905,465       60,463,087
                                        --------------  -----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.................     (62,719,828)     (60,678,153)
                                        --------------  -----------------

NET INCREASE IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS..........      52,285,794      451,622,833
                                        --------------  -----------------
Net increase in net assets............      52,471,431      451,407,767

NET ASSETS:
Beginning of year.....................   2,013,448,085    1,562,040,318
                                        --------------  -----------------
End of year...........................  $2,065,919,516   $2,013,448,085
                                        --------------  -----------------
                                        --------------  -----------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber RMA Tax-Free Fund, Inc. (the "Fund") was organized under the laws of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

ACQUISITIONS

  Effective November 20, 1995, the Fund acquired all the net assets of PaineWebber/Kidder, Peabody Tax-Exempt Money Fund, Inc. ("PW/KP Tax-Exempt Money Fund") pursuant to a plan of reorganization approved by PW/KP Tax-Exempt Money Fund shareholders on November 10, 1995. The acquisition was accomplished by a tax-free exchange of 395,167,695 shares of the Fund for 395,167,695 shares of PW/KP Tax-Exempt Money Fund outstanding on November 20, 1995. PW/KP Tax-Exempt Money Fund's net assets at that date, valued at $395,038,835, including accumulated net realized losses of $2,135, were combined with those of the Fund.

  Effective November 26, 1996, the Fund acquired all the net assets of PaineWebber RMA Connecticut Municipal Money Fund ("RMA Connecticut") pursuant to a plan of reorganization approved by RMA Connecticut shareholders on November 25, 1996. The acquisition was accomplished by a tax-free exchange of 19,670,455 shares of the Fund for 19,670,455 shares of RMA Connecticut outstanding on November 26, 1996. RMA Connecticut's net assets at that date, valued at $19,671,259, were combined with those of the Fund.

NOTES TO FINANCIAL STATEMENTS

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                                                    ANNUAL
AVERAGE DAILY NET ASSETS                                                                                             RATE
----------------------------------------------------------------------------------------------------------------  -----------
Up to $1.0 billion..............................................................................................        0.50%
In excess of $1.0 billion up to $1.5 billion....................................................................        0.44
Over $1.5 billion...............................................................................................        0.36

At June 30, 1997, the Fund owed PaineWebber $765,083 for investment advisory and administration fees.

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

  PaineWebber is the distributor of the Fund's shares. Under the plan of distribution, the Fund is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of its average daily net assets for providing shareholder services and maintaining shareholder accounts. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.08% of the Fund's average daily net assets. At June 30, 1997, the Fund owed PaineWebber $137,142 for such service fees.

TRANSFER AGENCY SERVICE FEES

  The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for services not provided by the Fund's transfer agent. For these services for the year ended June 30, 1997, PaineWebber earned $247,472. At June 30, 1997, the Fund owed PaineWebber $20,127 for such shareholder service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

  At June 30, 1997, the amounts payable for investments purchased and dividends payable aggregated $74,447,643 and $2,327,594, respectively.

FEDERAL TAX STATUS

  The Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

NOTES TO FINANCIAL STATEMENTS

  At June 30, 1997, the Fund had net capital loss carryforward of $631,340. The capital loss carryforward includes capital loss carryforwards acquired by the Fund pursuant to its acquisition of PW/KP Tax Exempt Money Fund in the amount of $2,135. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire between June 30, 1998 and June 30, 2004.

CAPITAL SHARE TRANSACTIONS

  There are 20 billion $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                                         FOR THE YEARS ENDED JUNE 30,
                                                                                      ----------------------------------
                                                                                            1997              1996
                                                                                      ----------------  ----------------
Shares sold.........................................................................    13,694,087,087    10,951,139,261
Share issued in connection with the acquisition of RMA Connecticut..................        19,670,455         --
Shares issued in connection with the acquisition of PW/KP Tax Exempt Money Fund.....         --              395,167,695
Shares repurchased..................................................................   (13,722,257,996)  (10,953,673,355)
Dividends reinvested................................................................        60,786,248        58,989,232
                                                                                      ----------------  ----------------
Net increase in shares outstanding..................................................        52,285,794       451,622,833
                                                                                      ----------------  ----------------
                                                                                      ----------------  ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                                                 FOR THE YEARS ENDED JUNE 30,
                                          ---------------------------------------------------------------------------
                                                 1997            1996        1995        1994             1993
                                          ------------------   ---------   ---------   ---------   ------------------
Net asset value, beginning of year......  $            1.00    $   1.00    $   1.00    $   1.00    $            1.00
                                                     ------    ---------   ---------   ---------              ------
Net investment income...................              0.029       0.030       0.030       0.019                0.021
Dividends from net investment income....             (0.029)     (0.030)     (0.030)     (0.019)              (0.021)
                                                     ------    ---------   ---------   ---------              ------
Net asset value, end of year............  $            1.00    $   1.00    $   1.00    $   1.00    $            1.00
                                                     ------    ---------   ---------   ---------              ------
                                                     ------    ---------   ---------   ---------              ------
Total investment return(1)..............               2.98%       3.09%       3.03%       1.88%                2.07%
                                                     ------    ---------   ---------   ---------              ------
                                                     ------    ---------   ---------   ---------              ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).......          $2,065,920   $2,013,448  $1,562,040  $1,427,724          $1,248,702
Expenses to average net assets..........               0.61%       0.61%(2)     0.63%      0.64%                0.65%
Net investment income to average net
 assets.................................               2.94%       3.02%(2)     3.00%      1.90%                2.06%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA TAX-FREE FUND, INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors and Shareholders
PaineWebber RMA Tax-Free Fund, Inc.

  We have audited the accompanying statement of net assets of PaineWebber RMA Tax-Free Fund, Inc. as of June 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber RMA Tax-Free Fund, Inc. at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                             [ERNST & YOUNG SIGNATURE]

New York, New York
August 18, 1997

PAINEWEBBER RMA TAX-FREE FUND, INC.

TAX INFORMATION--(UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (June 30, 1997) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all of the distributions paid during the fiscal year were federally-exempt interest dividends, none of which qualifies for the dividend received deduction available to corporate shareholders. Since the Fund did not invest in any security which paid interest subject to the federal alternative minimum tax for individual taxpayers during its fiscal year, none of the dividends paid by the Fund were subject to such tax.

  Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar 1997. The second notification, which reflects any amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

DIRECTORS

E. Garrett Bewkes, Jr.                 Mary C. Farrell
CHAIRMAN                               Meyer Feldberg
Margo N. Alexander                     George W. Gowen
Richard Q. Armstrong                   Frederic V. Malek
Richard R. Burt                        Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander                     Paul H. Schubert
PRESIDENT                              VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld                  Dennis L. McCauley
VICE PRESIDENT                         VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019




THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                                       PAINEWEBBER




                                       RMA MONEY MARKET
                                       PORTFOLIO

                                       RMA U.S. GOVERNMENT
                                       PORTFOLIO

                                       RMA TAX-FREE FUND, INC.





          PAINEWEBBER

-C-1997 PaineWebber Incorporated
          Member SIPC
                                       June 30, 1997

                                       ANNUAL REPORT